Costs and Estimated Earnings on Uncompleted Contracts - Schedule of Billings in Excess of Costs and Estimated earnings (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Billings in excess of cost and estimated earnings	$ 9,132
Environmental Turf Services, LLC [Member]
Billings in excess of costs and estimated earnings		$ 26,767	126,558	$ 202,657		$ 36,339
Billings in excess of cost and estimated earnings		$ 26,767	$ 126,558	$ 202,657		$ 36,339